Defined Contribution Plan - (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 128	$ 41
One Hundred Percentage [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan employer matching contribution percentage of match	100.00%
Defined contribution plan employer matching contribution percent	4.00%
Fifty Percentage [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan employer matching contribution percentage of match	50.00%
Defined contribution plan employer matching contribution percent	6.00%